January 30, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the prospectus dated October 1, 2014, as supplemented January 9, 2015, for certain series of the Trust, as filed under Rule 497 on January 9, 2015 (SEC Accession No. 0001193125-15-005209).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6539.

Sincerely,

/s/ Amy R. Doberman
Amy R. Doberman
Chief Legal Officer and Secretary